Share - Based Compensation - Stock Option Plan (Details) - Stock Options	12 Months Ended
	Oct. 31, 2022 EquityInstruments $ / shares	Oct. 31, 2021 EquityInstruments $ / shares	Oct. 31, 2021 EquityInstruments $ / shares	Oct. 31, 2021 CAD ($) EquityInstruments $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of year (in shares) | EquityInstruments	1,906,129	620,666
Granted (i)	554,122	2,058,885		2,058,885
Forfeited | EquityInstruments	(154,669)	(448,051)
Exercised | EquityInstruments	(55,500)	(325,371)
Balance, end of year | EquityInstruments	2,250,082	1,906,129
Exercisable, end of year | EquityInstruments	1,349,450	596,666	596,666	596,666
Balance, beginning of year (in dollars per share)	$ 6.51		$ 7.50
Granted (i)	4.99		6.12
Forfeited	5.25		9.51
Exercised	5.93		3.73
Balance, end of year	6.16		6.51
Exercisable, end of year	$ 6.19	$ 7.55	$ 7.55	$ 7.55